Note 7 - Balance Sheet Disclosures - Changes in Loans and Participation Rights (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Statement Line Items [Line Items]
January 1, 2022*		€ 32,804	€ 3,785	[1]
Addition			29,485
Accrued interest		1,244	261
Repayment			(166)
Effect of currency translation		(747)	(327)
Conversion to equity		(10,234)	(234)
Deconsolidation of subsidiary		(3,892)
December 31, 2022		19,703	32,804		€ 3,785	[1]
Gross carrying amount [member]
Statement Line Items [Line Items]
January 1, 2022*		32,241	3,750	[1]
Effect of currency translation		(723)	(317)
Conversion to equity		(10,902)	(286)
Deconsolidation of subsidiary		(3,869)
December 31, 2022		23,161	32,241		3,750	[1]
Initial recognition					28,354
Subsequent measurement			6,414		905
Derecognition					(165)
Loan 1 [member]
Statement Line Items [Line Items]
January 1, 2022*		1,319	1,285	[1]
Addition			0
Accrued interest		20	50
Repayment			(16)
Effect of currency translation		0	0
Conversion to equity		0	0
Deconsolidation of subsidiary		(1,339)
December 31, 2022		0	1,319		1,285	[1]
Loan 1 [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
January 1, 2022*		1,318	1,285	[1]
Effect of currency translation		0	0
Conversion to equity		0	0
Deconsolidation of subsidiary		(1,337)
December 31, 2022		0	1,318		1,285	[1]
Initial recognition					0
Subsequent measurement			19		49
Derecognition					(16)
Subordinated loans [member]
Statement Line Items [Line Items]
January 1, 2022*		2,499	2,500	[1]
Addition			0
Accrued interest		54	149
Repayment			(150)
Effect of currency translation		0	0
Conversion to equity		0	0
Deconsolidation of subsidiary		(2,553)
December 31, 2022		0	2,499		2,500	[1]
Subordinated loans [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
January 1, 2022*		2,475	2,465	[1]
Effect of currency translation		0	0
Conversion to equity		0	0
Deconsolidation of subsidiary		(2,532)
December 31, 2022		0	2,475		2,465	[1]
Initial recognition					0
Subsequent measurement			57		159
Derecognition					(149)
Convertible debentures [member]
Statement Line Items [Line Items]
January 1, 2022*	[2]	28,986	0	[1]
Addition	[2]		29,485
Accrued interest	[2]	1,698	62
Repayment	[2]		0
Effect of currency translation	[2]	(747)	(327)
Conversion to equity	[2]	(10,234)	(234)
Deconsolidation of subsidiary	[2]	0
December 31, 2022	[2]	19,703	28,986		0	[1]
Convertible debentures [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
January 1, 2022*	[2]	28,448	0	[1]
Effect of currency translation	[2]	(723)	(317)
Conversion to equity	[2]	(10,902)	(286)
Deconsolidation of subsidiary	[2]	0
December 31, 2022	[2]	€ 23,161	28,448		0	[1]
Initial recognition					28,354
Subsequent measurement			€ 6,338		697
Derecognition					€ 0

[1]	including nominal interest accrued in previous periods if applicable
[2]	amounts are translated into kEUR, the original nominal amount was kUSD 31,100; amounts presented are the sum of the host contracts, embedded derivatives and deferred day-one losses